SCUDDER
                                                                     INVESTMENTS


                               Sector Specific Funds I
                               Classes A, B and C


                      Prospectus


--------------------------------------------------------------------------------
                           |
                           |   Scudder Health Care Fund
                           |   October 1, 2003
                           |
                           |   Scudder Global Biotechnology Fund
                           |   January 1, 2003, as revised February 1, 2003, as
                           |   further revised April 11, 2003, September 2, 2003
                           |   and October 1, 2003
                           |
                           |   Scudder Technology Fund
                           |   January 1, 2003, as revised February 1, 2003, as
                           |   further revised July 24, 2003, August 21, 2003
                           |   and October 1, 2003
                           |
                           |   Scudder Technology Innovation Fund
                           |   October 1, 2003


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------


   How the Funds Work                     How to Invest in the Funds


     4  Scudder Health Care Fund           65  Choosing a Share Class

    13  Scudder Global Biotechnology       72  How to Buy Shares
        Fund
                                           73  How to Exchange or Sell
    21  Scudder Technology Fund                Shares

    28  Scudder Technology                 75  Policies You Should Know
        Innovation Fund                        About

    37  Other Policies and Secondary       87  Understanding Distributions
        Risks                                  and Taxes

    39  Who Manages and Oversees
        the Funds

    45  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.



Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                             |   Class A     Class B     Class C
                                             |
                             ticker symbol   |   SUHAX       SUHBX       SUHCX
                               fund number   |   452         652         752

Scudder Health Care Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the fund's 80% investment policy, to be considered part of the health care sector, companies must commit at least half of their assets to or derive at least half of their revenues or net income from, that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The fund will invest primarily in securities of US companies, but may invest in foreign companies as well.


In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

--------------------------------------------------------------------------------


OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and agency debt securities.

The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures and options, including sales of covered put and call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers consider the economic outlooks for various industries within the health care sector while looking for those that may benefit from changes in the overall business environment.


The managers may favor different types of securities from different industries and companies within the health care sector at different times.

The managers will normally sell a stock when they believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given health care industry.



The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.


Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, health care stocks. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get attractive prices for them.

Growth Investing Risk. Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept the above-average risks of sector specific investment and who are interested in exposure to the health care sector.

in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.





Concentration Risk. The fact that the fund concentrates its investments in the industries of the health care sector increases stock market risk, because factors affecting that sector could affect fund performance. For example, health care companies could be hurt by such factors as rapid product obsolescence and the unpredictability of winning government approvals.





Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.


Other factors that could affect performance include:


o the managers could be wrongincorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o foreign stocks tend to be more volatile than their US counter-parts, for reasons such as currency fluctuations and political and economic uncertainty





o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary Risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index and one other relevant index (which, unlike the fund, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares was December 29, 2000. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A, B and C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Scudder Health Care Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

       1999       11.10
       2000       59.35
       2001      -10.88
       2002      -24.62


2003 Total Return as of June 30: 19.01%

For the periods included in the bar chart:

Best Quarter: 21.24%, Q2 2000                    Worst Quarter: -21.47%, Q1 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                           1 Year            Since Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                      -28.95                   4.86
--------------------------------------------------------------------------------
  Return after Taxes on                    -28.95                   3.96
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                    -19.99                   3.09
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)              -27.57                   4.95
--------------------------------------------------------------------------------
Class C (Return before Taxes)              -26.10                   4.93
--------------------------------------------------------------------------------
Index 1 (reflects no deductions            -22.10                  -3.31
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions            -21.23                   2.61
for fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P 500) 500 Index (S&P 500) i500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


Index 2: Goldman Sachs Healthcare Index is a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

*  Since 3/2/1998. Index comparison begins 3/31/1998.


Total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------
The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                        Class A    Class B     Class C
--------------------------------------------------------------------------------


Shareholder Fees, paid directlyfrom your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)              5.75%     4.00%     2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)                     5.75      None      1.00
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge            None*     4.00      1.00
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                      0.85%     0.85%     0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                    0.22      0.98      0.98
--------------------------------------------------------------------------------
Other Expenses**                                    0.78      0.95      1.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                   1.85      2.78      2.91
--------------------------------------------------------------------------------
Less Expense ReimbursementsWaiver***                0.22      0.37      0.51
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)   1.63     2.412      2.40
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated and estimated to reflect the termination of the fixed rate administrative fee on September 30, 2003.

*** Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.40%, 1.42% and 1.41% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or services fees, and trustee and trustee counsel fees.


Based on the costs above (including two years of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $731      $1,082      $1,479       $2,585
--------------------------------------------------------------------------------
Class B shares                        644       1,090       1,602        2,623
--------------------------------------------------------------------------------
Class C shares                        441         894       1,526        3,226
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $731      $1,082      $1,479       $2,585
--------------------------------------------------------------------------------
Class B shares                        244         790       1,402        2,623
--------------------------------------------------------------------------------
Class C shares                        341         894       1,526        3,226
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             |   Class A     Class B     Class C
                                             |
                              ticker symbol  |   DBBTX       DBBBX       DBBCX
                                fund number  |   475         675         775

Scudder Global Biotechnology Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund invests to maximize total return.

The fund seeks to maximize total return by investing primarily in equity securities of companies that the Advisors expect will benefit from their involvement in the biotechnology industry. Under normal market conditions, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in equity or equity-related securities of biotechnology companies. Equity or equity-related securities include common stocks, preferred stocks, American Depository Receipts and Global Depository Receipts.

Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies generally employ genetic engineering to develop new products and apply new and innovative processes. For example, such processes could be used to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/ surgical, human healthcare, and agricultural- and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, companies with new and different products and strategies will likely be included in the industry over time.

These companies may be located in the US and abroad and may have operations in more than one country. Substantially all of the fund's investments abroad will be in developed countries. The fund considers a company or issuer to be of a particular country if it is headquartered or has its primary operations in that country.

--------------------------------------------------------------------------------
OTHER INVESTMENTS The fund may also invest in various instruments commonly known as derivatives to protect its assets or increase its exposure to an asset class. The fund primarily uses futures, options and forward currency transactions.

The fund may invest in companies of varying market capitalizations. The fund generally expects that its holdings will include securities of 40-60 companies, but the fund is not limited in the number of its holdings.

The fund uses both fundamental research and due diligence in looking for attractive investment opportunities in the global biotechnology sector. The fund's fundamental research seeks to identify attractive companies for investment by considering a variety of factors, including whether such companies appear to be poised to develop and exploit new technologies or participate in growth markets, or have a clear strategy, a focus on profitability, or an established brand name. The fund will also assess factors such as company management, market position, and quality of scientific research and clinical trials underlying the company's products or services. No one characteristic or factor is determinative, and the analysis may differ by company and region. The fund's due diligence includes reviewing publicly available scientific and clinical data underlying the company's products or services and interviewing physicians and scientific experts on such subjects.

The fund seeks to identify and invest early in promising opportunities within the biotechnology sector. For example, the fund may invest in a company even before its product has been approved by applicable regulators, such as the US Food and Drug Administration, or is available for sale.

Generally, the fund pursues a "buy and hold" investment strategy. However, the fund will consider selling all or part of a security holding in circumstances the advisors deem a sale is appropriate including:

o the stock has reached an intermediate-term price objective, its outlook no longer seems sufficiently promising and a relatively more attractive stock emerges;

o the issuer is experiencing deteriorating fundamentals or its fundamentals have changed substantially;

o the company has experienced a fundamental shift in its core business processes and objectives; or

o  the fund's portfolio needs to be rebalanced

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the pharmaceutical sector. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Non-Diversification Risk. The fund is non-diversified; it invests in relatively few issuers. Thus, the performance of each portfolio holding may have a bigger impact on performance than a fund with more holdings.

Concentration Risk. The fund concentrates its investments in biotechnology companies. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the fund's performance.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept the above-average risks of sector specific investment and who are interested in exposure to the biotechnology sector.

Other factors that could affect performance include:


o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters


o  growth stocks may be out of favor for certain periods

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o derivatives could produce disproportionate losses (see "Secondary Risks" for more information)


The Fund's Performance History

Because this is a new fund, it did not have a full calendar year of performance to report as of the date of this prospectus.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A      Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)        5.75%         4.00%        2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on        5.75          None         1.00
Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge      None^1        4.00         1.00
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                0.85%         0.85%        0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.25          0.75         0.75
--------------------------------------------------------------------------------
Other Expenses^2                              4.71          4.96         4.96
--------------------------------------------------------------------------------
Total Annual Operating Expenses               5.81          6.56         6.56
--------------------------------------------------------------------------------
Fee Waiver/Expense Reimbursements             4.31          4.31         4.31
--------------------------------------------------------------------------------
Net Annual Operating Expenses^3               1.50          2.25         2.25
--------------------------------------------------------------------------------

^1 Purchases of $1 million or more of Class A shares are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1.00% if you redeem your shares within one year, and 0.50% if you redeem your shares during the second year after purchase. (See the section entitled "Choosing a Share Class -- Class A shares.")

^2 Includes a 0.25% shareholder servicing fee for Class B and C shares.

^3 Investment Company Capital Corporation, in its capacity as Advisor and
   Administrator, has contractually agreed to waive its fees and/or expenses of the fund through December 31, 2003, to the extent necessary to maintain the fund's expense ratio at the level indicated as "Net Annual Fund Operating Expenses."

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $719      $1,843      $2,949       $5,637
--------------------------------------------------------------------------------
Class B shares                        628       1,855       3,041        5,641
--------------------------------------------------------------------------------
Class C shares                        426       1,640       2,913        5,926
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $719      $1,843      $2,949       $5,637
--------------------------------------------------------------------------------
Class B shares                        228       1,555       2,841        5,641
--------------------------------------------------------------------------------
Class C shares                        326       1,640       2,913        5,926
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            |   Class A     Class B     Class C
                                            |
                             ticker symbol  |   KTCAX       KTCBX       KTCCX
                               fund number  |   001         201         301

Scudder Technology Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks growth of capital.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of US companies in the technology sector. For purposes of the fund's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semi-conductors, software, telecom equipment and computer/hardware. The fund may invest in companies of any size.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.

--------------------------------------------------------------------------------


OTHER INVESTMENTS While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities.

The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures and options, including sales of covered put and call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers consider the economic outlooks for various industries within the technology sector while looking for those that may benefit from changes in the overall business environment.


In addition, the managers use the support of a quantitative analytic group and its tools to attempt to actively manage the forecasted volatility risk of the portfolio as a whole as compared to funds with a similar investment goal, as well as appropriate benchmarks and peer groups. The managers may favor securities from different industries and companies within the technology sector at different times.

The managers may favor securities from different industries and companies within the technology sector at different times.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting itsits emphasis on a given technology industry.



The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.


Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the technology sector of the US stock market. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an an attractive price for them.

Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.

of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.

Concentration Risk. The fund concentrates its investments in the group of industries constituting the technology sector. As a result, market price movements, market saturation and rapid product obsolescence affecting companies in this field will have a significant impact on the fund's performance. Additionally, many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.




Other factors that could affect performance include:


o the managers could be incorrectwrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters


o  growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary Risks" for more information)

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance of Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index and one other relevant index (which, unlike the fund, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Classes B and C shares is May 31, 1994. The performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Classes B or C and the current applicable sales charges of Class B and C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Technology Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE


        1992         -1.19
        1993         11.69
        1994         11.35
        1995         42.77
        1996         20.60
        1997          7.11
        1998         43.59
        1999        114.28
        2000        -24.31
        2001        -34.44



2002 Total Return as of September 30: -31.67%

For the periods included in the bar chart:

Best Quarter: 57.79%, Q4 1999             Worst Quarter: -34.76%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                         1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                    -38.21           9.04          12.55
--------------------------------------------------------------------------------
  Return after Taxes on                  -38.21           7.03           9.44
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  -27.97           6.23           9.67
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)            -37.04           9.12          12.08
--------------------------------------------------------------------------------
Class C (Return before Taxes)            -35.69           9.17          12.14
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for      -11.87          10.70          12.94
fees, expenses, or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for      -28.58          11.87            N/A
fees, expenses, or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P 500) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Goldman Sachs Technology Index, an unmanaged capitalization-weighted index based on a universe of technology-related stocks.


In the past, the technology sector has experienced above-average volatility that produced significant fluctuations in the fund's performance. For more recent performance information, call your financial representative or (800) 621-1048 or visit our Web site at www.scudder.com.


--------------------------------------------------------------------------------


The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares.This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                  Class A       Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)       5.75%        4.00%          2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on       5.75%         None          1.00%
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales             None*       4.00%          1.00%
Charge (Load) (as a % of redemption
proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                              0.55%         0.55%          0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees            0.19         0.96           0.97
--------------------------------------------------------------------------------
Other Expenses**                             0.56         1.17           1.31
--------------------------------------------------------------------------------
Total Annual Operating Expenses**            1.30         2.68           2.83
--------------------------------------------------------------------------------
Expense Waiver**                             0.12         0.41           0.58
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses           1.18         2.27           2.25
(after waiver)
--------------------------------------------------------------------------------



* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.


** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.440%, 0.760% and 0.725% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.990%, 1.310% and 1.275% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares             $688            $940         $1,224        $2,030
--------------------------------------------------------------------------------
Class B shares              630           1,052          1,544         2,296
--------------------------------------------------------------------------------
Class C shares              425             856          1,474         3,139
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares             $688            $940         $1,224        $2,030
--------------------------------------------------------------------------------
Class B shares              230             752          1,344         2,296
--------------------------------------------------------------------------------
Class C shares              325             856          1,474         3,139
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             |   Class A     Class B     Class C
                                             |
                              ticker symbol  |   SRIAX       SRIBX       SRICX
                                fund number  |   451         651         751

Scudder Technology Innovation Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. For purposes of the fund's 80% investment policy, to be considered part of the technology sector, companies must commit at least half of their assets to or derive at least half of their revenues or net income from, that sector. The industries in the technology sector include computers (including software, hardware and Internet-related businesses), computer services, telecommunications and semi-conductors. The companies may be of any size. The fund will invest primarily in securities of US companies, but may invest in foreign companies as well.


In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and agency debt securities.




The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures and options, including sales of covered put and call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers consider the economic outlooks for various industries within the technology sector while looking for those that may benefit from changes in the overall business environment.


The managers may favor securities from different industries and companies within the technology sector at different times.

The managers will normally sell a stock when they believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given technology industry.



The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.


Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, technology stocks. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get attractive prices for them.

Growth Investing Risk. Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines be-



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who understand the risks of investing in a single sector that has shown above-average volatility and are interested in gaining exposure to the technology sector.

cause investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.





Concentration Risk. The fund concentrates its investments in the group of industries constituting the technology sector. As a result, market price movements, market saturation and rapid product obsolescence affecting companies in this sector will have a significant impact on the fund's performance. Additionally, many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.





Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in the securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.

Other factors that could affect performance include:


o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o foreign stocks tend to be more volatile than their US counter-parts, for reasons such as currency fluctuations and political and economic uncertainty





o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary Risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index and onetwo other relevant indexes (which, unlike the fund, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).


The inception date for Class A, B and C shares was December 29, 2000. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A, B and C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Scudder Technology Innovation Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

     1999        166.33
     2000        -23.05
     2001        -46.11
     2002        -39.59


2003 Total Return as of June 30: 18.76%

For the periods included in the bar chart:

Best Quarter: 71.49%, Q4 1999                    Worst Quarter: -39.38%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                           1 Year            Since Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                      -43.07                  -3.82
--------------------------------------------------------------------------------
  Return after Taxes on                    -43.07                  -5.48
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                    -28.66                  -4.26
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)              -42.07                  -3.83
--------------------------------------------------------------------------------
Class C (Return before Taxes)              -40.92                  -3.84
--------------------------------------------------------------------------------
Index 1 (reflects no deductions            -20.48                  -3.40
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions            -40.27                 -15.45
for fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Russell 2000 Index, an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks.




Index 2: Goldman Sachs Technology Composite Index, an unmanaged capitalization-weighted index based on a universe of technology related stocks.


*  Since 3/2/1998. Index comparison begins 3/31/1998.



Total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.


In the past, the technology sector has experienced above-average volatility that produced significant fluctuations in the fund's performance. For more recent performance information, call your financial radvisor or (800) 621-1048 or visit our Web site at www.scudder.com.

--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                          Class A    Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)              5.75%     4.00%      2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on              5.75       None      1.00
Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge            None*     4.00       1.00
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                      0.85%     0.85%      0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                   0.23      0.98       0.98
--------------------------------------------------------------------------------
Other Expenses**                                    0.85      1.18       1.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses                     1.93      3.01       3.04
--------------------------------------------------------------------------------
Less Expense ReimbursementsWaiver***                0.17      0.44       0.48
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)   1.76      2.57       2.56
--------------------------------------------------------------------------------


* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.




** Restated and estimated to reflect the termination of the fixed rate administrative fee on September 30, 2003.

*** Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.52%, 1.58% and 1.57% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.


Based on the costs above (including two years of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year   3 Years   5 Years     10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                     $744    $1,114      $1,526       $2,672
--------------------------------------------------------------------------------
Class B shares                      660     1,146       1,703        2,773
--------------------------------------------------------------------------------
Class C shares                      457       938       1,600        3,353
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                     $746    $1,114      $1,526       $2,672
--------------------------------------------------------------------------------
Class B shares                      260       846       1,503        2,773
--------------------------------------------------------------------------------
Class C shares                      357       938       1,595        3,353
--------------------------------------------------------------------------------

Other Policies and Secondary Risks


While the sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be infrequent, the Boards of Scudder Health Care Fund, Scudder Technology Fund and Scudder Technology Innovation Fund could change that fund's investment goal without seeking shareholder approval. The Board of Scudder Global Biotechnology Fund cannot change the fund's goal without shareholder approval. In addition, the applicable Board will provide shareholders with at least 60 days' notice prior to making any changes to each fund's 80% investment policy.




o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o Each fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible ssecurities.

Secondary Risks

Derivatives Risk. Although not one of its principal investment strategies, each fund may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a fund will be unable to sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.


Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into a fund. If the fund underestimates its price, you may not receive the full market value for your fund shares when you sell.


IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factor. Additionally, investments in IPOs may magnify a fund's performance if ithas a small asset base. A fund is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that a fund will be able to obtain proportionately larger IPO allocations.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Scudder Health Care Fund, Scudder Technology Fund and Scudder Technology Innovation Fund


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for these funds. Under the supervision of a Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


Scudder Global Biotechnology Fund


Investment Company Capital Corporation ("ICCC") is the fund's investment advisor. The address for ICCC is One South Street, Baltimore, Maryland 21202. ICCC is also the investment advisor to other mutual funds in the Scudder family of funds.


Investment Sub-Advisor (Global Biotechnology Fund)

Deutsche Asset Management International GmbH ("DeAMi" or "Sub-Advisor") is the sub-advisor to the fund. The address for DeAMi is Mainzer Landstrasse 16, 60325 Frankfurt am Main, Germany. Prior to September 1, 2003, DWS International Portfolio Management GmbH was the fund's sub-advisor.

ICCC is responsible for supervising and managing all of the fund's operations, including overseeing the performance of DeAMi. DeAMi is responsible for decisions to buy and sell securities for the fund, for broker-dealer selection, and for negotiation of commission rates. ICCC compensates DeAMi out of its advisory fee.

DeIM, ICCC and DeAMi are indirect, wholly owned subsidiaries of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

Fund Name                                              Fee Paid
---------------------------------------------------------------------
Scudder Health Care Fund                               0.85%
---------------------------------------------------------------------
Scudder Global Biotechnology Fund                      0.85%
---------------------------------------------------------------------
Scudder Technology Fund                                0.55%
---------------------------------------------------------------------
Scudder Technology Innovation Fund                     0.85%
---------------------------------------------------------------------

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc. ("DeIM"), Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

The portfolio managers

The following people handle the day-to-day management of each fund.



Scudder Health Care Fund                    Scudder Global Biotechnology Fund

  James Fenger                                Dr. Noushin Irani
  Managing Director of Deutsche Asset         Lead Manager of the fund.
  Management and Co-Manager of the fund.       o Joined Deutsche Asset
   o Joined Deutsche Asset Management in         Management International GmbH
     1983 and the fund in 1998.                  in 2003 and DWS Investment
   o Over 19 years of investment industry        GmbH in 2002.
     experience.                               o Over 7 years of biotechnology
   o MBA, University of Wisconsin.               experience.
                                               o Ph.D in cell culture and
  Leefin Lai                                     molecular biology, Technical
  Senior Vice President of Deutsche Asset        University Braunschweig &
  Management and Co-Manager of the fund.         German Federal Research
   o Joined Deutsche Asset Management and        Institute for Biotechnology
     the fund in 2001, previously serving        (Germany).
     as an analyst for Salomon Smith
     Barney and Paine Webber and as Vice      Thomas E. Bucher
     President/analyst for Citigroup          CFA, Director, Deutsche Asset
     Global Asset Management and Scudder      Management and Co-Manager of
     Kemper Investments.                      the fund.
   o Over 10 years of investment               o Joined Deutsche Asset
     industry experience.                        Management International GmbH
   o MBA, University of Illinois.                in 1995.
                                               o Head of global equity research
  Thomas Bucher                                  team for Health Care sector:
  CFA, Director of Deutsche Asset                Frankfurt.
  Management and Consultant of the fund.       o Previously analyst for
   o Head of global equity research team         European Chemical, Oil, Steel
     for Health Care sector and                  and Engineering sectors.
     portfolio manager for European            o MA from University of
     Equity: Frankfurt.                          Tuegingen (Germany).
   o Joined Deutsche Asset Management in
     1995, previously serving as analyst
     for European Chemical, Oil, Steel
     and Engineering sectors and
     analyst/portfolio manager for
     Eastern European equity.
   o MA, University of Tuegingen, Germany.
   o Joined the fund in 2002.

Scudder Technology Fund                      Anne Meisner
Scudder Technology Innovation Fund           Director of Deutsche Asset
                                             Management and Co-Manager of the
  Jonathan Wild                              funds.
  CA, Managing Director of Deutsche Asset     o Joined Deutsche Asset Management
  Management and Co-Manager of the funds.       in 2001, after 9 years of
   o Joined Deutsche Asset Management           experience at Goldman Sachs as
     in 1996.                                   vice president, both in the
   o Prior to joining the funds, was both       fixed income technology
     portfolio manager and analyst for UK       division, as well as in equity
     equities specializing in the               research as the lead
     Telecoms sector: London.                   Infrastructure Software analyst,
   o Prior to joining Deutsche Asset            previously serving as member of
     Management, had 9 years of                 technical staff at Bell
     experience as fund manager for             Communications Research
     Finsbury Asset Management and              (formerly Bell Labs).
     analyst at BZW having previously         o Analyst for global equity,
     qualified as a chartered accountant        Hardware and Software sector:
     at KPMG.                                   New York.
   o Head of global equity research team      o Joined the funds in 2003.
     for Technology sector: New York.         o MBA, Columbia University
   o Joined the funds in 2002.                  Business School.
                                              o MS, Computer Science, Michigan
  Lanette Donovan                               State University.
  Managing Director of Deutsche Asset
  Management and Co-Manager of the funds.
   o Joined Deutsche Asset Management in
     2000, as an analyst responsible for
     large cap telecommunications and
     computer hardware companies, after 6
     years of experience covering
     technology sector as managing
     director and team leader for
     Citibank Asset Management and
     director in research covering
     computer hardware, software and
     services at College Retirement
     Equities Fund (TIAA-CREF).
   o Analyst for global equity, Hardware
     and Software sector: New York.
   o Joined the funds in 2003.
   o MBA, Columbia University Business
     School.

Financial Highlights


These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder Technology Fund has been audited by Ernst & Young LLP, independent auditors, and the information for Scudder Global Biotechnology Fund, Scudder Health Care Fund and Scudder Technology Innovation Fund has been audited by PricewaterhouseCoopers LLP, independent auditorccountants, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the last page).


Scudder Health Care Fund -- Class A


--------------------------------------------------------------------------------
 Years Ended May 31,                                  2003     2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                $17.91   $20.41   $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                      (.15)    (.19)    (.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           .21    (2.32)   (2.86)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     .06    (2.51)   (2.93)
--------------------------------------------------------------------------------
Redemption fees                                         --***   .01       --
--------------------------------------------------------------------------------
Net asset value, end of period                      $17.97   $17.91   $20.41
--------------------------------------------------------------------------------
Total Return (%)^c                                     .34   (12.25)  (12.55)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  24       17        7
--------------------------------------------------------------------------------
Ratio of expenses (%)                                 1.53     1.48     1.40*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (.94)    (.98)    (.74)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             53       62       65
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class A shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

***   Amount is less than $.005.

Scudder Health Care Fund -- Class B


--------------------------------------------------------------------------------
 Years Ended May 31,                                 2003      2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period               $17.69    $20.33   $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                     (.27)     (.34)    (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on          .18     (2.31)   (2.88)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                   (.09)    (2.65)   (3.01)
--------------------------------------------------------------------------------
Redemption fees                                        --***    .01       --
--------------------------------------------------------------------------------
Net asset value, end of period                     $17.60    $17.69   $20.33
--------------------------------------------------------------------------------
Total Return (%)^c                                   (.51)   (12.99)  (12.90)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                 12        12        4
--------------------------------------------------------------------------------
Ratio of expenses (%)                                2.32      2.28     2.19*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)           (1.73)    (1.78)   (1.53)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                            53        62       65
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class B shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

***   Amount is less than $.005.

Scudder Health Care Fund -- Class C


--------------------------------------------------------------------------------
 Years Ended May 31,                                 2003      2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period               $17.70    $20.33   $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                     (.27)     (.34)    (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on          .19     (2.30)   (2.88)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                   (.08)    (2.64)   (3.01)
--------------------------------------------------------------------------------
Redemption fees                                        --***    .01       --
--------------------------------------------------------------------------------
Net asset value, end of period                     $17.62    $17.70   $20.33
--------------------------------------------------------------------------------
Total Return (%)^c                                   (.45)   (12.94)  (12.90)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  4         4        1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                2.31      2.25     2.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)           (1.72)    (1.75)   (1.50)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                            53        62       65
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class C shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

***   Amount is less than $.005.

Scudder Global Biotechnology Fund -- Class A


--------------------------------------------------------------------------------
 Years Ended August 31,                                          2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.61   $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                  (.13)^b   (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment         (4.09)     .64
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                              (4.22)     .61
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 6.39   $10.61
--------------------------------------------------------------------------------
Total Return (%)^c                                             (39.77)    6.10**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                         3,147    5,021
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                  5.81     6.39*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                   1.50     1.50*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (1.42)    (.62)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        91       53
--------------------------------------------------------------------------------

^a For the period March 30, 2001 (commencement of sales of Class A shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder Global Biotechnology Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                                          2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.58   $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   (.19)^b  (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment         (4.07)     .64
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                              (4.26)     .58
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 6.32   $10.58
--------------------------------------------------------------------------------
Total Return (%)^c                                             (40.26)    5.80**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                           273      382
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                  6.56     7.14*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                   2.25     2.25*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (2.17)   (1.45)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        91       53
--------------------------------------------------------------------------------

^a For the period March 30, 2001 (commencement of sales of Class B shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder Global Biotechnology Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                                          2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.58   $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   (.19)^b  (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment         (4.07)     .64
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                              (4.26)     .58
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 6.32   $10.58
--------------------------------------------------------------------------------
Total Return (%)^c                                             (40.26)    5.80**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                           226      279
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                  6.56     7.14*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                   2.25     2.25*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (2.17)  (1.37)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        91       53
--------------------------------------------------------------------------------

^a For the period March 30, 2001 (commencement of sales of Class C shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*     Annualized

**    Not annualized

Scudder Technology Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended October 31,                 2002      2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period   $10.80    $29.18  $21.29  $11.77  $13.13
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a         (.07)     (.06)   (.09)   (.06)   (.04)
--------------------------------------------------------------------------------
  Net realized and unrealized gain      (3.35)   (15.74)   9.92   10.65     .82
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations      (3.42)   (15.80)   9.83   10.59     .78
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                             --     (2.58)  (1.94)  (1.07)  (2.14)
--------------------------------------------------------------------------------
Net asset value, end of period         $ 7.38    $10.80  $29.18  $21.29  $11.77
--------------------------------------------------------------------------------
Total Return (%)^b                     (31.67)^d (57.51)  47.06   94.71    8.21
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)    885     1,521   3,711   2,233   1,084
--------------------------------------------------------------------------------
Ratio of expenses before expense          .97      1.04^c  1.00     .93     .92
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense           .97      1.03^c   .99     .93     .92
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income           (.66)     (.40)   (.30)   (.38)   (.37)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                60        96      59      59     146
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.02% and 1.02%, respectively.

^d In 2002, the Advisor fully reimbursed the Fund for a net loss incurred on transactions which did not meet the Fund's investment guidelines. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

Scudder Technology Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended October 31,                 2002      2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period   $ 9.55    $26.46  $19.62  $11.03  $12.54
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a         (.14)     (.19)   (.36)   (.22)   (.14)
--------------------------------------------------------------------------------
  Net realized and unrealized gain      (2.95)   (14.14)   9.14    9.88     .77
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations      (3.09)   (14.33)   8.78    9.66     .63
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                             --     (2.58)  (1.94)  (1.07)  (2.14)
--------------------------------------------------------------------------------
Net asset value, end of period         $ 6.46    $ 9.55  $26.46  $19.62  $11.03
--------------------------------------------------------------------------------
Total Return (%)^b                     (32.36)^d (57.90)  45.49   92.59    7.24
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)    264       494   1,307     465     127
--------------------------------------------------------------------------------
Ratio of expenses before expense         1.94      2.01^c  1.87    1.92    1.85
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense          1.94      1.96^c  1.86    1.92    1.85
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income          (1.63)    (1.33)  (1.30)  (1.37)  (1.30)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                60        96      59      59     146
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.96% and 1.96%, respectively.

^d In 2002, the Advisor fully reimbursed the Fund for a net loss incurred on transactions which did not meet the Fund's investment guidelines. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

Scudder Technology Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended October 31,                 2002      2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period   $ 9.75    $26.91  $19.91  $11.17  $12.64
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a         (.13)     (.18)   (.35)   (.21)   (.14)
--------------------------------------------------------------------------------
  Net realized and unrealized gain      (3.02)   (14.40)   9.29   10.02     .81
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations      (3.15)   (14.58)   8.94    9.81     .67
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                             --     (2.58)  (1.94)  (1.07)  (2.14)
--------------------------------------------------------------------------------
Net asset value, end of period         $ 6.60    $ 9.75  $26.91  $19.91  $11.17
--------------------------------------------------------------------------------
Total Return (%)^b                     (32.31)^d (57.85)  45.72   92.68    7.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)     65       111     255      73      18
--------------------------------------------------------------------------------
Ratio of expenses before expense         1.84      1.94^c  1.76    1.82    1.81
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense          1.84      1.89^c  1.75    1.82    1.81
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income          (1.53)    (1.26)  (1.22)  (1.27)  (1.26)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                60        96      59      59     146
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.89% and 1.89%, respectively.

^d In 2002, the Advisor fully reimbursed the Fund for a net loss incurred on transactions which did not meet the Fund's investment guidelines. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

Scudder Technology Innovation Fund -- Class A


--------------------------------------------------------------------------------
 Years Ended May 31,                               2003     2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period             $11.66   $20.73   $29.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                   (.12)    (.15)    (.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on       (.24)   (8.93)   (8.35)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                 (.36)   (9.08)   (8.42)
--------------------------------------------------------------------------------
Redemption fees                                      --***   .01       --
--------------------------------------------------------------------------------
Net asset value, end of period                   $11.30   $11.66   $20.73
--------------------------------------------------------------------------------
Total Return (%)^c                                (3.09)  (43.75)  (28.89)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                3        2      .8
--------------------------------------------------------------------------------
Ratio of expenses (%)                              1.61     1.48     1.64*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)         (1.25)   (1.04)    (.74)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                          68      131      165
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class A shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

***   Amount is less than $.005.

Scudder Technology Innovation Fund -- Class B


--------------------------------------------------------------------------------
 Years Ended May 31,                                 2003      2002      2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period               $11.49    $20.67    $29.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                     (.19)     (.26)     (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on         (.24)    (8.93)    (8.35)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                   (.43)    (9.19)    (8.48)
--------------------------------------------------------------------------------
Redemption fees                                        --***    .01        --
--------------------------------------------------------------------------------
Net asset value, end of period                     $11.06    $11.49    $20.67
--------------------------------------------------------------------------------
Total Return (%)^c                                  (3.74)   (44.41)   (29.09)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                .8         .7        .1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                2.40      2.28      2.49*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)           (2.04)    (1.84)    (1.59)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                            68       131       165
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class B shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

***   Amount is less than $.005.

Scudder Technology Innovation Fund -- Class C


--------------------------------------------------------------------------------
 Years Ended May 31,                                  2003     2002      2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                $11.49   $20.67    $29.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                      (.19)    (.26)     (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on          (.24)   (8.93)    (8.35)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                    (.43)   (9.19)    (8.48)
--------------------------------------------------------------------------------
Redemption fees                                         --***   .01        --
--------------------------------------------------------------------------------
Net asset value, end of period                      $11.06   $11.49    $20.67
--------------------------------------------------------------------------------
Total Return (%)^c                                   (3.74)  (44.41)   (29.09)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  .6       .5        .3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                 2.38     2.26      2.46*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)            (2.02)   (1.82)    (1.56)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             68      131       165
--------------------------------------------------------------------------------

^a For the period December 29, 2000 (commencement of sales of Class C shares) to May 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

***   Amount is less than $.005.

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.


You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class


In this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services through such features as sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial advisor to help you with this decision.


We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.


--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o Up to 0.25% annual service or             Class C
  distribution fee, as applicable
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 0.75% annual distribution fee
  and 0.25% annual shareholder service
  fee
--------------------------------------------------------------------------------
Class C

o Sales charge of 1.00%, charged when     o The deferred sales charge rate is
  you buy shares                            lower, but your shares never convert
                                            to Class A, so annual expenses
o Deferred sales charge of 1.00%,           remain higher
  charged when you sell shares you
  bought within the last year

o 0.75% annual distribution fee and
  0.25% annual shareholder service fee
--------------------------------------------------------------------------------

Your financial advisor will typically be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, a fund's advisor may provide compensation to your financial advisor for distribution, administrative and promotional services.

Class A shares

Class A shares of Scudder Health Care Fund, Scudder Technology Fund and Scudder Technology Innovation Fund have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year. Class A shares of Scudder Global Biotechnology Fund have a 12b-1 plan, under which a distribution fee of up to 0.25% is deducted from class assets each year. Because distribution fees are continuous in nature, these fees may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares have a sales charge that varies with the amount you invest:


                       Sales charge as a %   Sales charge as a % of
   Your investment      of offering price*     your net investment

---------------------------------------------------------------------
Up to $50,000                5.75%                  6.10%
---------------------------------------------------------------------
$50,000-$99,999               4.50                   4.71
---------------------------------------------------------------------
$100,000-$249,999             3.50                   3.63
---------------------------------------------------------------------
$250,000-$499,999             2.60                   2.67
---------------------------------------------------------------------
$500,000-$999,999             2.00                   2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------


The offering price includes the sales charge.


You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")


The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial advisor.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o  reinvesting dividends or distributions

o  investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services


o exchanging an investment in Class A shares of another fund for an investment in the fund unless the fund in which you are investing has a higher sales load, in which case you would typically be required to pay the difference

o a current or former director or trustee of the Deutsche or Scudder mutual funds, an employee

o an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares


With Class B shares, you pay no up-front sales charges. to a fund. Class B shares of Scudder Health Care Fund, Scudder Technology Fund and Scudder Technology Innovation Fund have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Class B shares of Scudder Global Biotechnology Fund have a 12b-1 plan, under which a distribution fee of up to 0.75% is deducted from class assets each year. Class B shares of Scudder Global Biotechnology Fund also deducts a 0.25% shareholder servicing fee from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance is correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.


Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares          CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second or third year                           3.00
---------------------------------------------------------------------
Fourth or fifth year                           2.00
---------------------------------------------------------------------
Sixth year                                     1.00
---------------------------------------------------------------------
Seventh year and later        None (automatic conversion to Class A)
---------------------------------------------------------------------


This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares of Scudder Health Care Fund, Scudder Technology Fund and Scudder Technology Innovation Fund have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Class C shares of Scudder Biotechnology Fund have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from class assets each year. Class C shares of Scudder Global Biotechnology Fund also deduct a 0.25% shareholder servicing fee from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have an up-front sales charge of 1.00%.

      Front-end Sales Charge as a        Front-end Sales Charge as a
          % of offering price             % of your net investment
    ---------------------------------------------------------------------
                 1.00%                              1.01%
    ---------------------------------------------------------------------

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;


o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the advisor and/or the distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the advisor and/or the distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the advisor and/or the distributor.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible for an up-front sales charge waiver.


Class C shares have a CDSC, but only on shares you sell within one year of buying them:

    Year after you bought shares           CDSC on shares you sell
    ---------------------------------------------------------------------
    First year                                      1.00%
    ---------------------------------------------------------------------
    Second year and later                           None
    ---------------------------------------------------------------------


This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


Because Class C shares have an up-front sales charge and higher annual expenses, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

How to Buy Shares
Once you've chosen a share class, use these instructions to make investments.


--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial advisor

o Contact your advisor using              o Contact your advisor using the
  the method that's most                    method that's most convenient
  convenient for you                        for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment check   below

                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

Not available                             o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

Not available                             o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

Not available                             o Call (800) 621-1048 to establish
                                            Internet access

                                          o Go to www.scudder.com and log
                                            in

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Regular mail:
First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)


How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.


--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 80
existing accounts
--------------------------------------------------------------------------------
Through a financial advisor

o Contact your advisor by the method      o Contact your advisor by the method
  that's most convenient for                that's most convenient
  you                                       for you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a      Not available
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
With an automatic withdrawal plan

Not available                             o To set up regular cash payments from
                                            a fund account, call (800) 621-1048

--------------------------------------------------------------------------------
On the Internet

o Call (800) 621-1048 to establish        o Call (800) 621-1048 to establish
  Internet access                           Internet access

o Go to www.scudder.com and log in        o Go to www.scudder.com and log in

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.


If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees separate from those charged by a fund..


In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in a separate prospectus and have different fees, requirements and services.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.


Policies about transactions


The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.





To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be to used verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each fund then we may reject your application and order.

Each fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in "good order". After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges). In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

Telephone and electronic Ttransactions. You are automatically entitled to telephone transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Each fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, traveler's checks, starter checks, money orders, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies. The funds generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.





Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders for these or other reasons.


When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisorfor more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares (less any initial sales charge) or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund don't affect CDSCs:. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.


There are certain cases in which you may be exempt from a CDSC. These include:

o  the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o  withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans


o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors Inc., the fund's distributor, that the dealer waives the applicable commission


o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly


In each of these cases, there are a number of additional provisions that may apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.


Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.


You may obtain additional information about other ways to sell your shares by contacting your investment provider.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the funds calculate share price




To calculate net asset value per share or NAV, each share class uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                ---------------------------------------   = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you buy shares is the NAV, although for Class A and Class C shares it will be adjusted to allow for any applicable sales charges (see "Choosing a Share Class").


The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").


We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when a market quotations or pricing service information are not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information.


To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time


o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o  any required or requested identifying information, or for other reasons

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase or redeem fund shares in your account); suspend account services; and /or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to most retirement accounts, or if you have an automatic investment plan, to investors with $100,000 or more in Scudder fund shares or in any case, where a fall in share price created the low balance)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.


Each fund intends to pay dividends and distributions to its shareholders annually in December and, if necessary, may do so at other times as well.


For federal income tax purposes, income and capital gains distributions are generally taxable. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.


Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund's earnings you receive and your own fund transactions generally depends on their type:

--------------------------------------------------------------------
Generally taxed at capital         Generally taxed at ordinary
gain rates:                        income rates:
--------------------------------------------------------------------
Distributions from the fund

o gains from the sale of           o gains from the sale of
  securities held by the fund for    securities held by the fund
  more than one year                 for one year or less

o qualified dividend income        o all other taxable income
--------------------------------------------------------------------
Transactions involving fund shares

o gains from selling fund shares   o gains from selling fund
  held for more than one year        shares held for one year or
                                     less
--------------------------------------------------------------------

Any investments in foreign securities may be subject to foreign withholding taxes. In that case, each fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, any investments in foreign securities or foreign currencies may increase or accelerate each fund's recognition of ordinary income and may affect the timing or amount of each fund's distributions.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by each fund as derived from qualified dividend income will be taxed in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. In addition, each fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to each fund's shares.

For taxable years beginning on or before December 31, 2008, long- term capital gain rates applicable to individuals have been reduced. For more information, see the Statement of Additional Information, under "Taxes."





Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund pays the dividend. In tax-advantaged retirement accounts you don't need to worry about this.


Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Investments                  SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza            Public Reference Section
Chicago, IL 60606-5808               Washington, D.C. 20549-0102
www.scudder.com                      www.sec.gov
(800) 621-1048                       (202) 942-8090


Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808


                                     SEC File Numbers:
SCUDDER
INVESTMENTS                          Scudder Health Care Fund           811-2021
                                     Scudder Global Biotechnology Fund  811-8227
A Member of                          Scudder Technology Fund            811-0547
Deustche Asset Management [LOGO]     Scudder Technology Innovation Fund 811-2021